Average Annual Total Returns - Voya Emerging Markets Corporate Debt Fund	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P After tax on distributions 1 Yr	Class P After tax on distributions 5 Yrs	Class P After tax on distributions 10 Yrs	Class P After tax on distributions Since Inception	Class P After tax on distributions with sale 1 Yr	Class P After tax on distributions with sale 5 Yrs	Class P After tax on distributions with sale 10 Yrs	Class P After tax on distributions with sale Since Inception	J.P. Morgan Corporate EMBI Diversified Index 1 Yr		J.P. Morgan Corporate EMBI Diversified Index 5 Yrs		J.P. Morgan Corporate EMBI Diversified Index 10 Yrs	J.P. Morgan Corporate EMBI Diversified Index Since Inception
Total	8.34%	7.69%		5.90%	Aug. 09, 2012	6.04%	5.36%		3.56%	4.61%	4.82%		3.41%	7.35%	[1]	7.38%	[1]	[1]	5.57%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.